Note 21 - Advertising Expenses (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Other Income and Other Expense Disclosure [Text Block]
Advertising Expense	$ 7,129	¥ 671,260	¥ 563,051	¥ 406,910